Derivatives and Hedging (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended					9 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Sep. 30, 2025	Dec. 31, 2024
Derivative [Line Items]
Fair Value Gain (Loss)		$ (15)
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Fair values of derivatives	$ 5					$ 5
Cross-Currency Swaps [Member]
Derivative [Line Items]
Fair Value Gain (Loss)						37
Cross-Currency Swaps [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Fair Value Gain (Loss)	(7)					(46)	$ (21)
Gain (loss) on settlement	(5)					(37)	3
Amounts reported in accumulated other comprehensive loss							2
Interest Rate Swap [Member]
Derivative [Line Items]
Amounts reported in accumulated other comprehensive loss							$ 4
Interest Rate Swap [Member] | Senior Notes due June 15, 2054 [Member]
Derivative [Line Items]
Fair Value Gain (Loss)					$ (17)
Notes term					30 years
Gain (loss) on settlement					$ (13)
Interest Rate Swap [Member] | Senior Notes due November 1, 2029 [Member]
Derivative [Line Items]
Fair Value Gain (Loss)				$ 1
Gain (loss) on settlement				$ 1
Interest Rate Swap [Member] | 2035 Notes and 2055 Notes [Member]
Derivative [Line Items]
Fair Value Gain (Loss)	(15)		$ 15			(25)
Gain (loss) on settlement	$ (13)		$ 12			$ (21)
Interest Rate Swap [Member] | 2035 Notes [Member]
Derivative [Line Items]
Notes term						10 years
Interest Rate Swap [Member] | 2055 Notes [Member]
Derivative [Line Items]
Notes term						30 years
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Amounts reported in accumulated other comprehensive loss						$ 6